Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 67.6%
Penn Series Flexibly Managed Fund*	57,350	$5,031,341
Penn Series Index 500 Fund*	347,155	13,261,332
Penn Series Large Cap Growth Fund*	16,062	551,877
Penn Series Large Cap Value Fund*	80,325	3,354,354
Penn Series Large Core Value Fund*	119,633	3,317,436
Penn Series Large Growth Stock Fund*	8,413	552,037
Penn Series Mid Cap Growth Fund*	33,493	1,115,665
Penn Series Mid Cap Value Fund*	42,828	1,117,371
Penn Series Mid Core Value Fund*	87,066	2,773,927
Penn Series Real Estate Securities Fund*	59,380	1,599,097
Penn Series Small Cap Growth Fund*	20,382	1,115,503
Penn Series Small Cap Index Fund*	59,962	1,662,744
Penn Series SMID Cap Growth Fund*	27,059	1,116,447
Penn Series SMID Cap Value Fund*	33,376	1,112,772
TOTAL AFFILIATED EQUITY FUNDS (Cost $32,244,125)		37,681,903

AFFILIATED FIXED INCOME FUNDS — 7.1%
Penn Series Limited Maturity Bond Fund*	43,297	573,696
Penn Series Quality Bond Fund*	227,633	3,396,284
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $4,054,315)		3,969,980

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.7%
Penn Series Developed International Index Fund*	314,775	4,976,594
Penn Series Emerging Markets Equity Fund*	323,256	3,326,307
Penn Series International Equity Fund*	150,970	5,459,055
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $13,464,999)		13,761,956
TOTAL INVESTMENTS — 99.4% (Cost $49,763,439)		$55,413,839
Other Assets & Liabilities — 0.6%		346,179
TOTAL NET ASSETS — 100.0%		$55,760,018

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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